Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Income tax benefit	$ 0	$ 0	$ (513,935)	$ 0	$ (40,244)
Effective income tax rate			4.43%		0.00%	0.00%
Valuation allowance	361,059		$ 361,059		$ 15,467,751	$ 12,440,744
U.S domestic cumulative tax loss carryforwards	9,900,000		9,900,000		7,977,213	6,152,242
Foreign cumulative tax loss carryforwards	$ 30,900,000		30,900,000		$ 6,406,052	$ 5,365,437
Security purchase agreement with Grapevine
Operating Loss Carryforwards [Line Items]
Benefit from reduction in deferred tax valuation allowance			$ 152,876